Share-based Payments - Summary of Share Options Under the Gold Fields Limited 2005 Share Plan (Detail) - Gold Fields Limited 2005 Share Plan [Member]	12 Months Ended
	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Average Instrument Price [member]
Movement during the year:
Outstanding at beginning of the year | $ / shares	$ 9.42	$ 7.39
Forfeited | $ / shares	9.42	7.75
Outstanding at end of the year (vested) | $ / shares	$ 0	$ 9.42
Share Appreciation Rights [member]
Disclosure of movements in share options [line items]
Outstanding at beginning of the year | shares	11,521	530,611
Movement during the year:
Forfeited | shares	(11,521)	(519,090)
Outstanding at end of the year | shares	0	11,521